Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,350,000. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,350,000
Final Prospectus	true